Basis of Presentation and Significant Accounting Policies - Estimated useful lives (Details)	Dec. 31, 2025
Buildings | Minimum
Basis of presentation and significant accounting policies
Property, plant and equipment, useful life	20 years
Buildings | Maximum
Basis of presentation and significant accounting policies
Property, plant and equipment, useful life	25 years
Machinery and equipment | Minimum
Basis of presentation and significant accounting policies
Property, plant and equipment, useful life	5 years
Machinery and equipment | Maximum
Basis of presentation and significant accounting policies
Property, plant and equipment, useful life	15 years
Electronic equipment | Minimum
Basis of presentation and significant accounting policies
Property, plant and equipment, useful life	3 years
Electronic equipment | Maximum
Basis of presentation and significant accounting policies
Property, plant and equipment, useful life	5 years
Motor vehicles
Basis of presentation and significant accounting policies
Property, plant and equipment, useful life	8 years